RESTRICTED SHARE UNITS - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Restricted Stock Units [Line Items]
Equity-settled share-based compensation expense | $		$ 68,941	$ 47,680	$ 34,338
Top of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition	5 years
Bottom of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition	1 year
RSU
Restricted Stock Units [Line Items]
Equity-settled share-based compensation expense | $		$ 61,200	$ 36,300	$ 23,600
Number of RSU, outstanding (in shares) | shares		4,779,000	4,949,000	3,386,000	2,601,000
RSU | Top of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition		5 years
RSU | Bottom of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition		3 years
Restricted Scheme
Restricted Stock Units [Line Items]
Number of RSU, outstanding (in shares) | shares		4,779,024
Percentage of number of shares issued		1.30%